Expense Example - Eaton Vance Focused Global Opportunities Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	690	1,318	1,969	3,706	97	713	1,356	3,083